Long Term Debt Investments (Details) ¥ in Millions					12 Months Ended
	Nov. 06, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long Term Debt Investments [Line Items]
Agreement term	2 years	2 years	2 years	5 years
Payment for agreement	$ 30,000,000	$ 16,500,000	¥ 115.9	$ 6,000,000
Percentage of loan rate	6.00%	6.00%	6.00%	12.00%
Investment income					$ 720,000	$ 723,945	$ 534,575
Yongdahui [Member]
Long Term Debt Investments [Line Items]
Investment income					483,810
Zhixuan Tiangong [Member]
Long Term Debt Investments [Line Items]
Investment income					$ 261,370